Fair Value Of Assets And Liabilities (Summary Of Book Value And Estimated Fair Value Of Financial Instruments) (Details) - USD ($)		Dec. 31, 2015		Dec. 31, 2014
Assets:
Total loans, net of unearned income and allowance for loan losses		$ 17,476,260,000		$ 15,997,718,000
Short-term financial assets:
Total interest-bearing cash		602,836,000		1,621,967,000
Total federal funds sold		114,479,000		63,080,000
Securities purchased under agreements to resell		615,773,000		659,154,000
Trading securities		881,450,000		1,194,391,000
Loans held-for-sale		126,342,000	[1]	141,285,000
Securities available for sale		3,929,846,000	[2]	3,556,613,000	[3]
Securities held-to-maturity (Note 3)		14,320,000		4,292,000
Derivative assets		104,365,000		134,088,000
Other assets:
Total other assets		135,605,000		162,270,000
Nonearning assets:
Cash and due from banks		300,811,000		349,171,000
Fixed income receivables		63,660,000		42,488,000
Total assets		26,195,136,000		25,668,187,000
Deposits:
Total deposits		19,967,478,000		18,068,939,000
Trading liabilities		566,019,000		594,314,000
Short-term financial liabilities:
Total federal funds purchased		464,166,000		1,037,052,000
Securities sold under agreements to repurchase		338,133,000		562,214,000
Other Short-term Borrowings		137,861,000		157,218,000
Term borrowings:
Total long term borrowings		1,315,176,000		1,880,105,000
Derivative liabilities		108,339,000		119,239,000
Other noninterest-bearing liabilities:
Fixed income payables		23,072,000		18,157,000
Total liabilities		23,555,550,000		23,086,597,000
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		17,476,260,000		15,997,718,000
Short-term financial assets:
Total interest-bearing cash		602,836,000		1,621,967,000
Total federal funds sold		114,479,000		63,080,000
Securities purchased under agreements to resell		615,773,000		659,154,000
Total short-term financial assets		1,333,088,000		2,344,201,000
Trading securities	[4]	881,450,000		1,194,391,000
Loans held-for-sale		126,342,000		141,285,000	[4]
Securities available for sale	[4]	3,929,846,000	[5]	3,556,613,000	[6]
Securities held-to-maturity (Note 3)		14,320,000		4,292,000
Derivative assets	[4]	104,365,000		134,088,000
Other assets:
Tax credit investments		91,507,000		82,907,000
Deferred compensation assets		29,399,000		25,665,000
Total other assets		120,906,000		108,572,000
Nonearning assets:
Cash and due from banks		300,811,000		349,171,000
Fixed income receivables		63,660,000		42,488,000
Accrued interest receivable		62,497,000		67,301,000
Total nonearning assets		426,968,000		458,960,000
Total assets		24,413,545,000		23,940,120,000
Deposits:
Defined maturity		1,231,876,000		1,276,938,000
Undefined maturity		18,735,602,000		16,792,001,000
Total deposits		19,967,478,000		18,068,939,000
Trading liabilities	[4]	566,019,000		594,314,000
Short-term financial liabilities:
Total federal funds purchased		464,166,000		1,037,052,000
Securities sold under agreements to repurchase		338,133,000		562,214,000
Other Short-term Borrowings		137,861,000		157,218,000
Total short-term financial liabilities		940,160,000		1,756,484,000
Term borrowings:
Real estate investment trust-preferred		45,964,000		45,896,000
Term borrowings - new market tax credit investment		18,000,000		18,000,000
Borrowings secured by residential real estate		41,100,000		65,612,000
Other long term borrowings		1,210,112,000		1,750,597,000
Total long term borrowings		1,315,176,000		1,880,105,000
Derivative liabilities	[4]	108,339,000		119,239,000
Other noninterest-bearing liabilities:
Fixed income payables		23,072,000		18,157,000
Accrued interest payable		14,871,000		23,995,000
Total other noninterest-bearing liabilities		37,943,000		42,152,000
Total liabilities		22,935,115,000		22,461,233,000
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		10,362,753,000		8,940,275,000
Carrying Reported Amount Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		1,649,776,000		1,259,143,000
Carrying Reported Amount Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		4,685,904,000		4,935,060,000
Carrying Reported Amount Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		435,176,000		519,839,000
Carrying Reported Amount Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		342,651,000		343,401,000
Estimate Of Fair Value Fair Value Disclosure [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		17,192,441,000		15,721,587,000
Short-term financial assets:
Total interest-bearing cash		602,836,000		1,621,967,000
Total federal funds sold		114,479,000		63,080,000
Securities purchased under agreements to resell		615,773,000		659,154,000
Total short-term financial assets		1,333,088,000		2,344,201,000
Trading securities	[4]	881,450,000		1,194,391,000
Loans held-for-sale		126,342,000		141,285,000	[4]
Securities available for sale	[4]	3,929,846,000	[5]	3,556,613,000	[6]
Securities held-to-maturity (Note 3)		15,349,000		5,404,000
Derivative assets	[4]	104,365,000		134,088,000
Other assets:
Tax credit investments		55,406,000		65,314,000
Deferred compensation assets		29,399,000		25,665,000
Total other assets		84,805,000		90,979,000
Nonearning assets:
Cash and due from banks		300,811,000		349,171,000
Fixed income receivables		63,660,000		42,488,000
Accrued interest receivable		62,497,000		67,301,000
Total nonearning assets		426,968,000		458,960,000
Total assets		24,094,654,000		23,647,508,000
Deposits:
Defined maturity		1,238,044,000		1,282,833,000
Undefined maturity		18,735,602,000		16,792,001,000
Total deposits		19,973,646,000		18,074,834,000
Trading liabilities	[4]	566,019,000		594,314,000
Short-term financial liabilities:
Total federal funds purchased		464,166,000		1,037,052,000
Securities sold under agreements to repurchase		338,133,000		562,214,000
Other Short-term Borrowings		137,861,000		157,218,000
Total short-term financial liabilities		940,160,000		1,756,484,000
Term borrowings:
Real estate investment trust-preferred		49,350,000		49,350,000
Term borrowings - new market tax credit investment		17,972,000		18,049,000
Borrowings secured by residential real estate		35,469,000		56,623,000
Other long term borrowings		1,193,482,000		1,730,061,000
Total long term borrowings		1,296,273,000		1,854,083,000
Derivative liabilities	[4]	108,339,000		119,239,000
Other noninterest-bearing liabilities:
Fixed income payables		23,072,000		18,157,000
Accrued interest payable		14,871,000		23,995,000
Total other noninterest-bearing liabilities		37,943,000		42,152,000
Total liabilities		22,922,380,000		22,441,106,000
Loan commitments		2,748,000		2,358,000
Standby and other commitments		4,421,000		4,451,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		10,280,766,000		8,902,045,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		1,619,795,000		1,243,404,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		4,546,018,000		4,747,761,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		400,970,000		483,179,000
Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		344,892,000		345,198,000
Contractual Amount [Member]
Other noninterest-bearing liabilities:
Loan commitments		7,903,294,000		7,231,879,000
Standby and other commitments		279,272,000		331,877,000
Fair Value Inputs Level1 [Member]
Short-term financial assets:
Securities available for sale		26,434,000		26,264,000
Other assets:
Total other assets		33,760,000		28,010,000
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Short-term financial assets:
Total interest-bearing cash		602,836,000		1,621,967,000
Total federal funds sold		0		0
Securities purchased under agreements to resell		0		0
Total short-term financial assets		602,836,000		1,621,967,000
Trading securities	[4]	0		0
Loans held-for-sale		0		0	[4]
Securities available for sale	[4]	26,434,000	[5]	26,264,000	[6]
Securities held-to-maturity (Note 3)		0		0
Derivative assets	[4]	4,361,000		2,345,000
Other assets:
Tax credit investments		0		0
Deferred compensation assets		29,399,000		25,665,000
Total other assets		29,399,000		25,665,000
Nonearning assets:
Cash and due from banks		300,811,000		349,171,000
Fixed income receivables		0		0
Accrued interest receivable		0		0
Total nonearning assets		300,811,000		349,171,000
Total assets		963,841,000		2,025,412,000
Deposits:
Defined maturity		0		0
Undefined maturity		0		0
Total deposits		0		0
Trading liabilities	[4]	0		0
Short-term financial liabilities:
Total federal funds purchased		0		0
Securities sold under agreements to repurchase		0		0
Other Short-term Borrowings		0		0
Total short-term financial liabilities		0		0
Term borrowings:
Real estate investment trust-preferred		0		0
Term borrowings - new market tax credit investment		0		0
Borrowings secured by residential real estate		0		0
Other long term borrowings		0		0
Total long term borrowings		0		0
Derivative liabilities	[4]	3,527,000		2,035,000
Other noninterest-bearing liabilities:
Fixed income payables		0		0
Accrued interest payable		0		0
Total other noninterest-bearing liabilities		0		0
Total liabilities		3,527,000		2,035,000
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level1 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level2 [Member]
Short-term financial assets:
Securities available for sale		3,743,496,000		3,371,236,000
Other assets:
Total other assets		100,004,000		131,743,000
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Short-term financial assets:
Total interest-bearing cash		0		0
Total federal funds sold		114,479,000		63,080,000
Securities purchased under agreements to resell		615,773,000		659,154,000
Total short-term financial assets		730,252,000		722,234,000
Trading securities	[4]	877,073,000		1,188,749,000
Loans held-for-sale		6,616,000		3,322,000	[4]
Securities available for sale	[4]	3,743,496,000	[5]	3,371,236,000	[6]
Securities held-to-maturity (Note 3)		0		0
Derivative assets	[4]	100,004,000		131,743,000
Other assets:
Tax credit investments		0		0
Deferred compensation assets		0		0
Total other assets		0		0
Nonearning assets:
Cash and due from banks		0		0
Fixed income receivables		63,660,000		42,488,000
Accrued interest receivable		62,497,000		67,301,000
Total nonearning assets		126,157,000		109,789,000
Total assets		5,583,598,000		5,527,073,000
Deposits:
Defined maturity		1,238,044,000		1,282,833,000
Undefined maturity		18,735,602,000		16,792,001,000
Total deposits		19,973,646,000		18,074,834,000
Trading liabilities	[4]	566,019,000		594,314,000
Short-term financial liabilities:
Total federal funds purchased		464,166,000		1,037,052,000
Securities sold under agreements to repurchase		338,133,000		562,214,000
Other Short-term Borrowings		137,861,000		157,218,000
Total short-term financial liabilities		940,160,000		1,756,484,000
Term borrowings:
Real estate investment trust-preferred		0		0
Term borrowings - new market tax credit investment		0		0
Borrowings secured by residential real estate		0		0
Other long term borrowings		1,193,482,000		1,730,061,000
Total long term borrowings		1,193,482,000		1,730,061,000
Derivative liabilities	[4]	100,002,000		111,964,000
Other noninterest-bearing liabilities:
Fixed income payables		23,072,000		18,157,000
Accrued interest payable		14,871,000		23,995,000
Total other noninterest-bearing liabilities		37,943,000		42,152,000
Total liabilities		22,811,252,000		22,309,809,000
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level2 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		0		0
Fair Value Inputs Level3 [Member]
Short-term financial assets:
Securities available for sale		1,500,000		3,307,000
Other assets:
Total other assets		1,841,000		2,517,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		17,192,441,000		15,721,587,000
Short-term financial assets:
Total interest-bearing cash		0		0
Total federal funds sold		0		0
Securities purchased under agreements to resell		0		0
Total short-term financial assets		0		0
Trading securities	[4]	4,377,000		5,642,000
Loans held-for-sale		119,726,000		137,963,000	[4]
Securities available for sale	[4]	159,916,000	[5]	159,113,000	[6]
Securities held-to-maturity (Note 3)		15,349,000		5,404,000
Derivative assets	[4]	0		0
Other assets:
Tax credit investments		55,406,000		65,314,000
Deferred compensation assets		0		0
Total other assets		55,406,000		65,314,000
Nonearning assets:
Cash and due from banks		0		0
Fixed income receivables		0		0
Accrued interest receivable		0		0
Total nonearning assets		0		0
Total assets		17,547,215,000		16,095,023,000
Deposits:
Defined maturity		0		0
Undefined maturity		0		0
Total deposits		0		0
Trading liabilities	[4]	0		0
Short-term financial liabilities:
Total federal funds purchased		0		0
Securities sold under agreements to repurchase		0		0
Other Short-term Borrowings		0		0
Total short-term financial liabilities		0		0
Term borrowings:
Real estate investment trust-preferred		49,350,000		49,350,000
Term borrowings - new market tax credit investment		17,972,000		18,049,000
Borrowings secured by residential real estate		35,469,000		56,623,000
Other long term borrowings		0		0
Total long term borrowings		102,791,000		124,022,000
Derivative liabilities	[4]	4,810,000		5,240,000
Other noninterest-bearing liabilities:
Fixed income payables		0		0
Accrued interest payable		0		0
Total other noninterest-bearing liabilities		0		0
Total liabilities		107,601,000		129,262,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Financial And Industrial Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		10,280,766,000		8,902,045,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Commercial Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		1,619,795,000		1,243,404,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Consumer Real Estate Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		4,546,018,000		4,747,761,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Permanent Mortgage Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		400,970,000		483,179,000
Fair Value Inputs Level3 [Member] | Estimate Of Fair Value Fair Value Disclosure [Member] | Credit Card And Other Portfolio Segment [Member]
Assets:
Total loans, net of unearned income and allowance for loan losses		344,892,000		345,198,000
FHLB-Cincinnati Stock [Member] | Fair Value Inputs Level3 [Member]
Other noninterest-bearing liabilities:
Restricted investments		87,900,000		87,900,000
FRB Stock [Member] | Fair Value Inputs Level3 [Member]
Other noninterest-bearing liabilities:
Restricted investments		$ 65,800,000		$ 66,000,000

[1]	December 31 , 2015 includes $22.4 million of held-for-sale consumer mortgage loans secured by residential real estate in process of foreclosure .
[2]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	Includes $ 3.3 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .
[4]	Classes are detailed in the recurring and nonrecurring measurement tables.
[5]	Level 3 includes restricted investments in FHLB-Cincinnati stock of $ 87.9 million and FRB stock of $ 65.8 million .
[6]	Level 3 includes restricted investments in FHLB-Cincinnati stock of $ 87.9 million and FRB stock of $ 66.0 million.